Sales - Total Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Total sales	$ 1,124,352	$ 817,764	$ 887,138
Soybean
Disclosure of products and services [line items]
Total sales	71,687	44,271	44,538
Corn
Disclosure of products and services [line items]
Total sales	59,803	44,475	59,714
Wheat
Disclosure of products and services [line items]
Total sales	27,349	14,457	18,733
Sunflower
Disclosure of products and services [line items]
Total sales	6,167	633	701
Barley
Disclosure of products and services [line items]
Total sales	1,684	275	1,085
Seeds
Disclosure of products and services [line items]
Total sales	1,559	1,732	734
Milk
Disclosure of products and services [line items]
Total sales	16,468	12,817	9,977
Cattle
Disclosure of products and services [line items]
Total sales	3,111	1,959	3,452
Cattle for dairy
Disclosure of products and services [line items]
Total sales	4,994	2,729	2,169
Others
Disclosure of products and services [line items]
Total sales	3,498	2,923	1,398
Agricultural produce and biological assets
Disclosure of products and services [line items]
Total sales	196,320	126,271	142,501
Ethanol
Disclosure of products and services [line items]
Total sales	291,883	199,062	373,847
Sugar
Disclosure of products and services [line items]
Total sales	208,365	171,102	97,710
Energy
Disclosure of products and services [line items]
Total sales	50,321	42,756	60,913
Peanut
Disclosure of products and services [line items]
Total sales	60,939	46,708	28,928
Sunflower
Disclosure of products and services [line items]
Total sales	11,282	10,433	7,534
Cotton
Disclosure of products and services [line items]
Total sales	2,540	1,969	623
Rice
Disclosure of products and services [line items]
Total sales	127,272	96,397	97,515
Fluid milk (UHT)
Disclosure of products and services [line items]
Total sales	62,875	54,380	38,441
Powder milk
Disclosure of products and services [line items]
Total sales	62,728	40,500	20,722
Other diary products
Disclosure of products and services [line items]
Total sales	28,834	17,205	8,856
Services
Disclosure of products and services [line items]
Total sales	7,309	4,774	4,521
Rental income
Disclosure of products and services [line items]
Total sales	615	584	564
Others
Disclosure of products and services [line items]
Total sales	13,069	5,623	4,463
Manufactured products and services rendered
Disclosure of products and services [line items]
Total sales	928,032	691,493	744,637
Manufactured products and services rendered | Agricultural produce and biological assets
Disclosure of products and services [line items]
Total sales	$ 1,124,352	$ 817,764	$ 887,138